Summary of significant accounting policies - Cash and cash equivalents, and Accounts receivable (Details) ¥ in Thousands, SGD in Thousands, HKD in Thousands, AUD in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 SGD	Mar. 31, 2017 HKD	Mar. 31, 2017 AUD	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 SGD	Mar. 31, 2016 HKD	Mar. 31, 2016 AUD	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Cash and Cash Equivalents
Cash and cash equivalents				$ 509,976	¥ 3,510,264				$ 437,067	¥ 3,008,422	¥ 2,436,655	¥ 1,882,901
Accounts receivable
Age of accounts receivable, local tax requirements on the write-offs of doubtful accounts (in year)	3 years
PRC
Cash and Cash Equivalents
Cash and cash equivalents				498,608	3,432,022					2,820,472
U.S. dollar
Cash and Cash Equivalents
Cash and cash equivalents				$ 5,707	39,476				$ 3,702	24,017
Australian dollars
Cash and Cash Equivalents
Cash and cash equivalents			AUD 1		6			AUD 1		5
Renminbi
Cash and Cash Equivalents
Cash and cash equivalents					3,432,042					2,820,503
Hong Kong dollars
Cash and Cash Equivalents
Cash and cash equivalents		HKD 43,679			38,735		HKD 197,049			163,885
Singapore dollars
Cash and Cash Equivalents
Cash and cash equivalents	SGD 1				¥ 5	SGD 2				¥ 12